FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Information about Inputs Into the Fair Value Measurements of the Assets and Liabilities that the Group Makes on a Recurring Basis
At December 31, 2018 and 2017 information about inputs into the fair value measurements of the assets and liabilities that the Group makes on a recurring basis were as follows:

	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2018
Assets:
Short term investments, available for sale	47,208	47,208	-	-

	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2017
Assets:
Short term investments, available for sale	128,042	128,042	-	-

Schedule of Quantitative Information about Level 3 Fair Value Measurements of Property and Equipment, Other Non-current Assets and Intangible Assets
The following table presents the quantitative information about the Group’s Level 3 fair value measurements of intangible assets on a nonrecurring basis in 2017 and 2018, which utilize significant unobservable internally-developed inputs:

	Fair value	Valuation techniques	Unobservable inputs	Range
Intangible assets in 2017	91,249	Relief-from-royalty method	Royalty rate Discount rate Terminal growth rate	1%-6% 14.8%-17% 3%
Intangible assets in 2018	141,758	Relief-from-royalty method	Royalty rate Discount rate Terminal growth rate	1%-6% 14.8%-17% 3%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the quantitative information about the Group’s Level 3 fair value measurements of contingent consideration payable on a recurring basis in 2017 and 2018, which utilize significant unobservable internally-developed inputs:

	Fair value	Valuation techniques	Unobservable inputs	Rate
Contingent consideration payable in 2017	6,766	Discounted cash flow method	Discount rate	14.8%
Contingent consideration payable in 2018	1,322	Discounted cash flow method	Discount rate	14.8%